FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2004

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA           August 13, 2004
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total:      $ 305,944 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

CARMAX, INC.                   COM       143130102      45704      2089800  SH          SOLE                   2089800
GENTEX CORP                    COM       371901109      39416       993345  SH          SOLE                    993345
IMPAC MED SYS IN.              COM       45255A104       5227       357300  SH          SOLE                    357300
INTEGRATED CIRCUIT SYSTEMS     COM       45811K208      25734       947500  SH          SOLE                    947500
INVESTMENT TECH GRP INC        COM       46145F105      33397      2611149  SH          SOLE                   2611149
J2 GLOBAL COMMUNICATIONS, INC  COM       46626E205      20069       721900  SH          SOLE                    721900
KVH INDUSTRIES INC.            COM       482738101      10075       785270  SH          SOLE                    785270
99 CENTS ONLY STORES           COM       65440K106       9286       608900  SH          SOLE                    608900
SPECTRALINK CORP               COM       847580107      26620      1786585  SH          SOLE                   1786585
TALX CORP.                     COM       874918105      15568       637231  SH          SOLE                    637231
WEBMD CORP                     COM       94769M105      50507      5419200  SH          SOLE                   5419200
X-RITE INC.                    COM       983857103      24341      1674100  SH          SOLE                   1674100